UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2010

(Unaudited)

	Shares	Value
Emerging Markets Debt—0.8%
iShares JPMorgan USD Emerging Markets Bond	1,500	$169,575

Emerging Markets Growth—0.7%
iShares MSCI Emerging Markets Eastern Europe Index	5,500	161,340

Emerging Markets Value—0.8%
WisdomTree Emerging Markets Small Cap Dividend	3,500	183,610

Europe Large Cap Stocks—3.0%
ABB Ltd.*	8,700	180,003
Siemens AG ADR	3,000	342,930
Veolia Environnement SA	5,500	161,645

		684,578

Global Large Cap Stocks—6.7%
Canadian National Railway Company	2,900	187,862
Cenovus Energy, Inc.	6,800	189,176
Diageo Plc ADR	3,000	222,000
EnCana Corp.	6,500	183,430
Royal Bank of Canada	3,500	186,830
Sanofi-Aventis ADR	5,000	175,550
Toronto-Dominion Bank	2,000	144,400
TransCanada Corp.	6,000	221,700

		1,510,948

Global Small Cap Stocks—2.3%
Herbalife Ltd.	4,200	268,212
Methanex Corp.	9,000	249,930

		518,142

International Large Cap Stocks—3.1%
Bank of Montreal	3,000	177,750
Potash Corp. of Saskatchewan, Inc.	2,000	290,180
P T Telekomunikasi Indonesia ADR	5,500	222,145

		690,075

International Market Indexes—0.8%
iShares MSCI Singapore Index	13,000	177,450

International Mid Cap Stocks—1.0%
Canadian Imperial Bank of Commerce	3,000	229,800

International Small Cap Stocks—2.4%
Argo Group International Holdings Ltd.	4,500	156,105
Fibria Celulose SA ADR*	8,500	152,660
Teekay Tankers Ltd.	20,000	237,600

		546,365

Japan Small Cap Stocks—1.0%
WisdomTree Japan SmallCap Dividend	5,500	218,681

Latin America Large Cap Stocks—7.4%
Banco Bradesco SA ADR	12,650	263,120
Companhia de Bebidas Das Americas ADR	2,000	278,480
Companhia Siderurgica Nacional ADR	8,800	148,544
Empresa Nacional de Electricidad SA ADR	4,300	229,448
Gerdau SA ADR	10,900	142,136
Itau Unibanco Banco Multiplo SA ADR	6,930	170,201
Sociedad Quimica Minera de Chile ADR	5,500	284,900
Vale SA ADR	4,600	147,844

		1,664,673

Latin America Mid Cap Stocks—0.7%
Tele Norte Leste Participacoes SA ADR	10,800	165,672

Latin America Small Cap Stocks—1.3%
Cresud, Inc. ADR	14,500	285,215

Pacific/Asia Large Cap Stocks—2.7%
iShares MSCI Taiwan	14,000	194,740
Philippine Long Distance Telephone	3,000	186,390
Yanzhou Coal Mining Co. Ltd. ADR	8,300	239,704

		620,834

Pacific/Asia Market Indexes—0.9%
iShares MSCI Pacific Ex-Japan	4,500	205,110

Scandinavia Large Cap Stocks—0.9%
Statoil ASA ADR	9,000	196,470

U.S. Corporate Bonds—1.1%
Apollo Investment Corporation	23,000	252,770

U.S. Large Cap Stocks—23.5%
Bank of New York Mellon Corp.	8,600	215,515
Baxter International, Inc.	4,000	203,600
Blackrock, Inc.	1,000	170,990
Bristol-Myers Squibb Company	8,500	228,650
Capital One Financial Corp.	4,300	160,261
Caterpillar, Inc.	3,000	235,800
Charles Schwab Corp.	10,500	161,700
CME Group, Inc.	600	173,790
Coca Cola Co.	4,000	245,280
Colgate-Palmolive Co.	2,000	154,240
Deere & Co.	3,000	230,400
Freeport-McMoRan Copper & Gold, Inc.	2,300	217,764
Goldman Sachs Group, Inc.	1,300	209,235
Honeywell International, Inc.	3,500	164,885
McDonald's Corp.	3,000	233,310
Mcgraw-Hill Companies, Inc.	5,500	207,075
Merck & Co., Inc.	7,000	253,960
Norfolk Southern Corp.	3,500	215,215
Northern Trust Corp.	3,000	148,890
Omnicom Group, Inc.	4,500	197,820
Pacaar, Inc.	4,000	205,040
PNC Financial Services Group, Inc.	4,500	242,550
Proctor & Gamble Co.	3,000	190,710
State Street Corp.	5,500	229,680
U. S. Bancorp	9,500	229,710
Wells Fargo & Company	6,000	156,480

		5,282,550

U.S. Micro Cap Stocks—2.4%
TrustCo Bank Corp. NY	31,000	167,090
Windstream Corp.	28,952	366,532

		533,622

U.S. Mid Cap Stocks—22.8%
AGL Resources, Inc.	5,500	215,930
Arthur J. Gallagher & Co.	5,800	163,328
Avery Dennison Corp.	9,100	330,785
Axis Capital Holdings Ltd.	5,500	187,055
Chevron Corp.	2,300	190,003
Cincinnati Financial Corp.	7,000	206,080
Comerica, Inc.	5,000	178,900
Discover Financial Services	14,000	247,100
DTE Energy Co.	5,000	233,800

Eastman Chemical Co.	4,000	314,280
Enbridge Energy Partners LP	3,500	215,215
Federated Investors, Inc.	10,000	249,100
Fortune Brands, Inc.	3,500	189,175
M & T Bank Corp.	2,500	186,875
Microchip Technology, Inc.	7,500	241,350
Molex, Inc.	10,000	203,000
NYSE Euronext, Inc.	6,000	183,840
Pinnacle West Capital Corp.	4,700	193,452
Pitney Bowes, Inc.	8,000	175,520
ProLogis	14,000	191,100
Reliance Steel & Aluminum Co.	4,700	196,695
SCANA Corp.	5,000	204,200
SeaDrill Ltd.	9,000	273,870
SuperValu, Inc.	16,000	172,640

		5,143,293

U.S. Small Cap Stocks—11.8%
ALLETE, Inc.	5,500	200,090
Ares Capital Corp.	14,000	234,360
Black Hills Corp.	8,000	254,720
Extra Space Storage, Inc.	16,000	259,200
Home Properties, Inc.	4,000	217,800
IdaCorp., Inc.	5,500	202,400
Janus Capital Group, Inc.	12,000	126,720
Laclede Group, Inc.	6,000	210,660
National Health Investors, Inc.	5,000	231,500
Omega Healthcare Investors, Inc.	10,000	230,000
Park National Corp.	3,000	196,050
Raymond James Financial, Inc.	5,000	141,100
TCF Financial Corp.	12,000	157,920

		2,662,520

TOTAL INVESTMENTS—98.1% (cost $17,122,615)		22,103,293

OTHER ASSETS IN EXCESS OF LIABILITIES—1.9%		418,089

Net Assets—100.0%		$22,521,382

Cost for federal income tax purposes $17,122,615. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$5,376,220
Excess of tax cost over value	395,542

Net Appreciation	$4,980,678

*	Non-income producing security.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2010

(Unaudited)

	Shares	Value
Emerging Markets Growth—1.5%
iShares MSCI—South Africa	6,000	$406,380
Sasol Ltd. ADR	3,500	158,375

		564,755

Emerging Markets Value—2.2%
Guggenheim BRIC ETF	9,000	410,940
Vanguard Emerging Markets ETF	9,000	421,470

		832,410

Europe Large Cap Stocks—2.4%
Nestle SA ADR	2,900	159,065
Roche Holding, Ltd. ADR	6,000	220,500
Siemens AG ADR	1,800	205,758
Telefonica SA ADR	2,000	162,280
Tenaris SA ADR	3,900	161,577

		909,180

Global Large Cap Stocks—2.5%
Accenture plc	3,600	160,956
SAP AG ADS	4,000	206,920
Talisman Energy, Inc.	11,000	199,540
Tyco Electronics Ltd.	7,000	221,760
Unilever plc	6,000	174,120

		963,296

Global Mid Cap Stocks—0.8%
Delhaize Group ADR	2,000	140,920
Lululemon Athletica, Inc.*	4,000	177,280

		318,200

International Large Cap Stocks—3.8%
Agrium, Inc.	6,000	531,060
Brookfield Asset Management, Inc.	6,000	178,320
Infosys Technologies Ltd.	3,500	236,040
POSCO ADR	1,500	155,910
Syngenta AG ADS	3,000	166,140
Teva Pharmaceutical Industries, Ltd.	3,500	181,650

		1,449,120

International Mid Cap Stocks—1.1%
Millicom International Cellular SA	2,000	189,200
Petrobank Energy and Resources Ltd.*	5,500	223,245

		412,445

International Small Cap Stocks—1.5%
Aurizon Mines Ltd.*	32,000	214,720
iShares FTSE Developed Small Cap (ex North America) Index Fund	10,000	369,900

		584,620

Japan Small Cap Stocks—0.6%
WisdomTree Japan SmallCap Dividend Fund	6,000	238,561

Latin America Large Cap Stocks—5.4%
America Movil S.A.B. de C.V. ADR	5,500	314,930
BanColombia SA ADR	6,000	404,700
Ecopetrol SA ADR	10,000	477,400
Enersis SA ADR	12,000	273,720
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	175,712
Grupo Televisa SA ADR	9,500	213,275
Telefonos de Mexico S.A.B. de C.V. ADR	14,500	224,460

		2,084,197

Latin America Mid Cap Stocks—2.5%
Banco Santander—Chile ADR	2,500	231,600
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	274,075
Gafisa SA ADR	16,000	268,640
Sociedad Quimica Minera de Chile ADR	4,000	207,200

		981,515

Pacific/Asia Large Cap Stocks—3.8%
BHP Billiton Ltd. ADR	2,800	231,252
China Life Insurance Co. Ltd. ADR	5,000	328,850
China Unicom Hong Kong Ltd. ADR	20,000	280,000
CNOOC, Ltd. ADR	1,200	250,704
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	378,272

		1,469,078

Pacific/Asia Market Indexes—3.3%
Claymore/AlphaShares China Small Cap	16,000	503,200
iShares FTSE/Xinhua China 25 Index Fund	8,800	395,824
iShares MSCI—Taiwan	27,000	375,570

		1,274,594

Pacific/Asia Mid Cap Stocks—2.7%
Mindray Medical International Ltd.	7,000	202,860
New Oriental Education & Technology Group, Inc.*	2,250	241,583
Sims Metal Management Limited ADR	13,000	207,350
Sinopec Shanghai Petrochemical Co., Ltd.	9,000	405,090

		1,056,883

Pacific/Asia Small Cap Stocks—0.3%
Solarfun Power Holdings Co. Ltd.*	10,000	102,100

Scandinavia Large Cap Stocks—0.5%
Novo Nordisk A/S ADR	2,000	209,600

Scandinavia Mid Cap Stocks—0.7%
Autoliv, Inc.	3,500	249,550

United Kingdom Large Cap Stocks—0.6%
GlaxoSmithKline PLC ADR	6,000	234,240

United Kingdom Mid Cap Stocks—0.4%
Icon Plc ADR*	8,000	154,800

U.S. Large Cap Stocks—11.6%
Amazon.com, Inc.	1,400	231,196
Amdocs Ltd.*	7,000	214,760
Apple, Inc.*	1,200	361,044
CA Inc.	13,800	320,298
Cisco Systems, Inc.*	7,200	164,376
Dell, Inc.*	10,300	148,114
Diamond Offshore Drilling, Inc.	2,000	132,320
eBay, Inc.*	7,000	208,670
Franklin Resources, Inc.	3,000	344,100
Hewlett-Packard Company	3,700	155,622
Intel Corporation	8,400	168,588
L-3 Communications Holdings, Inc.	2,000	144,380
Medco Health Solutions, Inc.*	5,000	262,650
Microsoft Corporation	5,600	149,184
Oracle Corp.	7,700	226,380
Precision Castparts Corp.	1,500	204,870
Praxair, Inc.	2,500	228,350
QUALCOMM, Inc.	3,500	157,955
Southern Copper Corp.	10,000	428,000
Thomson Reuters Corp.	5,500	210,375

		4,461,232

U.S. Market Indexes—0.6%
iShares S&P India Nifty 50 Index Fund	7,500	233,625

U.S. Micro Cap Stocks—6.1%
ACCO Brands Corp.*	20,500	127,715
Actuate Corp.*	30,000	145,200
Aviat Networks, Inc.*	51,000	232,050
IMAX Corp.*	14,000	303,100
Interline Brands, Inc.*	14,500	291,305
OYO Geospace Corp.*	4,000	242,440
Smith Micro Software, Inc.*	27,000	328,320
UFP Technologies, Inc.*	22,000	263,560
U.S. Ecology, Inc.	13,000	210,860
Walter Investment Management Corp.	10,999	201,502

		2,346,052

U.S. Mid Cap Stocks—18.8%
Alere, Inc.	12,000	354,600
Alliant Techsystems, Inc.*	3,500	266,840
Ansys, Inc.*	4,500	203,625
CF Industries Holdings, Inc.	2,400	294,072
Cliffs Natural Resources, Inc.	5,500	358,600
Concur Technologies, Inc.*	5,000	258,100
CONSOL Energy, Inc.	4,000	147,040
Factset Research Systems, Inc.	2,000	175,560
Flowserve Corp.	2,400	240,000
FMC Corp.	5,800	423,980
FMC Technologies, Inc.*	3,000	216,300
Greenhill & Co., Inc.	2,300	178,641
Harris Corp.	6,600	298,254
Intrepid Potash, Inc.*	5,200	178,516
Laboratory Corporation of America Holdings, Inc.*	2,500	203,300
LKQ Corp.	14,500	315,230
Macy's, Inc.	14,000	330,960
Micros Systems, Inc.*	9,000	408,510
Nalco Holding Co.	7,500	211,350
Netflix, Inc.*	3,000	520,500
Pride International, Inc.*	6,000	181,920
SEI Investments Co.	15,900	352,185
Spirit AeroSystems Holdings, Inc.*	15,000	324,600
SPX Corp.	5,000	335,300
Tellabs, Inc.	24,000	163,680
Waste Connnections, Inc.*	7,700	313,698

		7,255,361

U.S. Small Cap Stocks—24.7%
Bio-Rad Laboratories, Inc.*	2,500	226,550
Cabela's, Inc.*	16,000	296,640
Cal Dive International, Inc.*	24,000	121,440
Complete Production Services, Inc.*	12,000	281,160
Curtiss-Wright Corp.	4,600	142,048
Fortinet, Inc.*	9,000	270,000
Genesee & Wyoming, Inc.*	4,500	208,035
Gymboree Corp.*	4,800	312,288
Hexcel Corp.*	16,000	284,320
Hubbell, Inc. Class B	2,800	151,256
ICU Medical, Inc.*	6,000	219,000
Jones Lang LaSalle, Inc.	3,700	288,822
Landstar Systems, Inc.	4,300	161,766
Littlefuse, Inc.*	5,000	212,150
Lubrizol Corp.	2,900	297,221
Mednax Services, Inc.*	4,800	284,208
National Presto Industries, Inc.	1,400	156,702
NCR Corp.*	18,000	246,960
NewMarket Corp.	1,500	177,780
Orbital Sciences Corp.*	16,100	261,464
Panera Bread Co.*	3,500	313,285

Parametric Technology Group	16,000	343,520
Parexel International Corp.*	16,000	344,000
Park Electrochemical Corp.	5,200	140,400
ProAssurance Corporation*	2,900	166,721
Quality Systems, Inc.	3,000	192,780
Raven Industries, Inc.*	5,500	226,160
Teledyne Technologies, Inc.*	6,300	261,891
Thomas & Betts Corp.*	3,700	161,135
Toro Co.	4,900	278,124
Towers Watson & Co.	3,700	190,254
Tractor Supply Company	8,200	324,720
Triumph Group, Inc.	5,000	417,950
WABCO Holdings, Inc.*	7,000	324,940
Wabtec Corp.	5,000	234,200
Walter Energy, Inc.	4,000	351,840
WMS Industries, Inc.*	6,600	287,956
Woodward Governor, Inc.	11,000	344,740

		9,504,426

TOTAL INVESTMENTS—98.4% (cost $25,397,169)		37,889,840

OTHER ASSETS IN EXCESS OF LIABILITIES—1.6%		626,350

Net Assets—100.0%		$38,516,190

Cost for federal income tax purposes $25,397,169. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$12,983,362
Excess of tax cost over value	490,691

Net Appreciation	$12,492,671

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2010

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt—2.6%
AllianceBernstein Global High Income Fund, Inc.	16,000	$244,000
iShares JPMorgan USD Emerging Markets Bond	8,000	904,400
Templeton Emerging Markets Income, Inc.	13,000	219,960
Western Asset Emerging Markets Debt Fund, Inc.	23,949	466,286
Western Asset Worldwide Income Fund, Inc.	20,000	286,800

		2,121,446

Global Corporate Bonds—10.0%
Advent/Claymore Enhanced Growth & Income Fund	35,000	398,300
Alpine Global Dynamic Dividend Fund	81,000	554,040
BlackRock Credit Allocation Income Trust II, Inc.	29,000	301,310
First Trust/Aberdeen Global Opportunity Income Fund	38,500	696,850
Helios Multi-Sector High Income Fund	54,000	278,100
Helios Strategic Income Fund, Inc.	40,000	221,200
Highland Credit Strategies Fund	56,000	434,000
ING Clarion Global Real Estate Income Fund	62,000	470,580
Invesco Van Kampen Dynamic Credit Opportunities Fund	33,500	405,350
Managed High Yield Plus Fund, Inc.	416,000	973,440
Nuveen Multi-Strategy Income and Growth Fund 2	30,000	268,800
PIMCO Global StocksPLUS & Income Fund	30,000	668,700
Wells Fargo Advantage Multi-Sector Income Fund	28,500	462,555
Western Asset Global High Income Fund, Inc.	58,000	769,080
Western Asset High Income Fund II, Inc.	65,500	653,035
Western Asset Managed High Income Fund, Inc.	78,200	507,518

		8,062,858

Global Government Bonds—1.4%
Nuveen Multi-Currency Short Term Government Income	18,000	265,320
Western Asset Global Partners Income Fund, Inc.	63,500	828,675

		1,093,995

Global Large Cap Stocks—0.4%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	20,000	286,800

Global Market Indexes—0.3%
Guggenheim Enhanced Equity Fund	28,000	248,080

International Corporate Bonds—0.4%
DWS Multi-Market Income Trust	28,200	295,536

International Large Cap Stocks—0.4%
AGIC International & Premium Strategy Fund	24,000	357,600

International Market Indexes—0.8%
WisdomTree International Real Estate	21,000	625,590

U.S. Corporate Bonds—57.6%
Advent/Claymore Global Convertible Securities & Income Fund	72,000	673,920
American Income Fund, Inc.	46,400	425,952
American Select Portfolio, Inc.	34,000	390,660
American Strategic Income Portfolio, Inc.	24,000	307,920
American Strategic Income Portfolio, Inc. II	65,000	627,250
American Strategic Income Portfolio, Inc. III	83,000	644,910
Bank of America Corp., 0.0%, due 4/8/2030	$600,000	582,000
Barclays Bank Plc, 0.0%, due 2/26/2030	$500,000	500,000
BlackRock Corporate High Yield Fund, Inc.	66,500	472,150
BlackRock Corporate High Yield Fund III, Inc.	92,000	648,600

BlackRock Corporate High Yield Fund VI, Inc.	91,500	1,046,760
BlackRock Credit Allocation Income Trust IV	27,500	358,050
BlackRock Debt Strategies Fund, Inc.	231,000	919,380
BlackRock Global Opportunities Equity Trust	31,392	598,332
BlackRock High Income Shares	110,000	242,000
BlackRock Kelso Capital Corporation	32,000	375,040
BlackRock Preferred Opportunity Trust	21,000	235,830
Calamos Convertible & High Income Fund	25,000	329,750
Calamos Strategic Total Return Fund	55,000	498,300
Chartwell Dividend & Income Fund, Inc.	173,000	723,140
Claymore/Guggenheim Strategic Opportunities Fund	23,000	480,010
Cohen & Steers Global Income Builder	12,000	140,760
Credit Suisse Asset Management Income Fund, Inc.	135,000	503,550
Credit Suisse High Yield Bond Fund, Inc.	221,333	646,292
Delaware Enhanced Global Dividend and Income Fund	40,000	500,000
Dreyfus High Yield Strategies Fund	310,000	1,438,400
Eaton Vance Limited Duration Income Fund	28,982	483,420
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	20,000	354,800
First Trust/Aberdeen Emerging Opportunity Fund	7,200	158,616
First Trust Strategic High Income Fund II	168,000	811,440
First Trust Strategic High Income Fund III	52,000	226,720
Gabelli Equity Trust, Inc.	71,000	372,750
Helios Advantage Income Fund, Inc.	48,000	362,400
Helios High Income Fund, Inc.	30,000	224,400
Invesco Van Kampen High Income Trust II	18,000	317,700
iShares iBoxx $ High Yield Corporate Bond	37,000	3,357,380
iShares iBoxx $ Investment Grade Corporate Bond	19,500	2,191,020
John Hancock Investors Trust	10,000	211,300
John Hancock Patriot Premium Dividend Fund II	21,000	246,120
John Hancock Preferred Income Fund	12,000	234,720
John Hancock Preferred Income Fund III	14,000	240,100
Lazard World Dividend & Income Fund, Inc.	11,800	153,046
MFS Intermediate High Income Fund	164,000	498,560
Morgan Stanley, 8.375%, due 4/25/2023	$1,000,000	1,015,000
Morgan Stanley, 0.0%, due 2/26/2025	$500,000	487,500
Morgan Stanley High Yield Fund, Inc.	53,000	318,000
Neuberger Berman High Yield Strategies Fund	58,651	825,220
AGIC Convertible & Income Fund	65,500	656,310
AGIC Convertible & Income Fund II	98,000	908,460
Nuveen Diversified Commodity Fund	14,000	350,700
Nuveen Diversified Dividend & Income Fund	34,500	384,330
Nuveen Multi-Strategy Income & Growth Fund	47,000	400,440
Nuveen Quality Preferred Income Fund	31,000	246,140
Nuveen Quality Preferred Income Fund 2	29,000	245,050
Pacholder High Yield Fund, Inc.	60,000	522,000
PIMCO Corporate Income Fund	29,000	470,960
PIMCO Corporate Opportunity Fund	28,500	502,455
PIMCO High Income Fund	64,000	856,960
PIMCO Income Opportunity Fund	11,000	296,120
PIMCO Income Strategy Fund	50,000	604,500
PIMCO Income Strategy Fund II	32,000	335,680
Pioneer Diversified High Income Trust	25,200	523,656
Pioneer High Income Trust	61,000	1,001,620
PowerShares Financial Preferred	73,000	1,321,300
PowerShares High Yield Corporate Bond	128,000	2,368,000
Putnam Master Intermediate Income Trust	69,000	439,530
Putnam Premier Income Trust	114,000	780,900
SPDR Barclays Capital High Yield Bond	97,000	3,965,360
TCW Strategic Income Fund, Inc.	29,000	153,120

Wells Fargo Advantage Global Dividend Opportunity Fund	40,000	415,600
Wells Fargo Advantage Income Opportunities Fund	53,000	545,900
Wells Fargo Capital VIII	8,500	206,210
Western Asset High Income Opportunity Fund, Inc.	33,000	206,250
Western Asset Premier Bond Fund	10,000	147,200

		46,253,919

U.S. Government Bonds & Notes—0.8%
America First Tax Exempt Investors LP	38,000	209,000
PIMCO Strategic Global Government Fund, Inc.	36,000	398,520

		607,520

U.S. Large Cap Stocks—0.6%
BlackRock Enhanced Capital and Income Fund	13,000	195,390
CenturyLink, Inc.	6,000	248,280

		443,670

U.S. Market Indexes—0.7%
PowerShares Dynamic Utilities	36,000	558,576

U.S. Micro Cap Stocks—3.6%
Alaska Communications Systems Group, Inc.	38,500	386,155
Cypress Sharpridge Investments, Inc.	35,000	456,050
Global Partners LP	15,000	410,550
Great Northern Iron Ore Properties	7,000	897,750
Hugoton Royalty Trust	17,000	338,810
MarkWest Energy Partners LP	11,000	419,320

		2,908,635

U.S. Mid Cap Stocks—1.6%
Ares Capital Corporation	66,000	1,104,840
Windstream Corporation	17,000	215,220

		1,320,060

U.S. Municipal Bonds—0.7%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	$1,000,000	168,820
Market Vectors High-Yield Muni ETF	12,000	373,680

		542,500

U.S. REIT's—11.4%
American Capital Agency Corp.	14,000	402,080
Annaly Capital Management, Inc.	197,000	3,488,870
Chimera Investment Corp.	423,000	1,734,300
Hatteras Financial Corp.	14,000	409,920
MFA Financial, Inc.	279,000	2,206,890
One Liberty Properties, Inc.	13,000	207,480
PMC Commercial Trust	5,000	40,850
Resource Capital Corp.	100,000	633,000

		9,123,390

U.S. Small Cap Stocks—4.2%
DiamondRock Hospitality Co.*	21,000	222,180
Invesco Mortgage Capital, Inc.	92,000	1,986,280
Martin Midstream Partners LP	7,000	240,730
Penn Virginia Resource Partners LP	20,000	539,000
Prospect Capital Corporation	41,000	405,490

		3,393,680

TOTAL INVESTMENTS—97.5% (cost $68,514,185)		78,243,855

OTHER ASSETS IN EXCESS OF LIABILITIES—2.5%		2,028,059

Net Assets—100.0%		$80,271,914

Cost for federal income tax purposes $68,514,185. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$9,982,647
Excess of tax cost over value	252,977

Net Appreciation	$9,729,670

*	Non-income producing security.

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2010

(Unaudited)

	Shares	Value
Emerging Markets Growth—8.1%
iShares MSCI—South Africa Index	5,100	$345,423
PowerShares DWA Emerging Markets Technical Leaders	19,800	356,598
SPDR S&P Emerging Asia Pacific ETF	4,600	395,922
SPDR S&P Emerging Europe ETF	5,000	238,900
SPDR S&P Emerging Markets Small Cap	6,300	357,336

		1,694,179

Emerging Markets Value—1.8%
Vanguard Emerging Markets	8,000	374,640

Europe Market Indexes—3.2%
Direxion Daily Developed Markets Bull 3X Shares	2,500	163,350
iShares MSCI EAFE Growth Index	6,000	352,800
ProShares Ultra MSCI Europe*	4,500	154,845

		670,995

Global Large Cap Stocks—3.9%
Agnico-Eagle Mines Ltd.	2,500	193,975
AstraZeneca PLC ADR	3,000	151,380
BanColombia SA	2,700	182,115
Fresenius Medical Care AG ADR	4,500	286,380

		813,850

Global Market Indexes—3.9%
iShares S&P North American Technology-Multimedia Networking Index	10,900	336,483
PowerShares DB Base Metals Double Long ETN*	27,700	468,684

		805,167

Global Mid Cap Stocks—2.0%
PowerShares Global Coal	13,000	420,290

International Large Cap Stocks—3.6%
AngloGold Ashanti Ltd. ADR	3,500	164,885
BCE, Inc.	8,500	284,835
TELUS Corporation	7,000	295,120

		744,840

International Market Indexes—9.7%
iShares MSCI Turkey Investable Market Index	5,200	384,747
Revenue Shares ADR Fund	8,800	327,976
SPDR S&P BRIC 40 ETF	13,600	367,472
SPDR S&P International Dividend	4,000	226,080
WisdomTree India Earnings	13,600	369,784
WisdomTree Total Dividend	7,400	328,412

		2,004,471

International Mid Cap Stocks—2.4%
Harmony Gold Mining Co. Ltd. ADR	14,000	161,560
WisdomTree International MidCap Dividend	6,600	338,448

		500,008

International Small Cap Stocks—3.5%
WisdomTree International SmallCap Dividend	6,600	326,502
WisdomTree SmallCap Dividend	9,000	397,350

		723,852

Japan Large Cap Stocks—0.8%
WisdomTree Japan Total Dividend	5,000	174,050

Japan Market Indexes—3.2%
SPDR Russell/Nomura Prime Japan	8,200	311,600
SPDR Russell/Nomura Small Cap Japan	9,000	349,110

		660,710

Japan Small Cap Stocks—1.4%
WisdomTree Japan SmallCap Dividend	7,500	298,201

Latin America Large Cap Stocks—0.9%
Companhia de Bebidas Das Americas ADR	1,400	194,936

Latin America Market Indexes—6.5%
iShares MSCI—Brazil Index	4,400	338,976
iShares MSCI—Mexico Investable Market Index	7,000	402,640
Latin America Discovery Fund, Inc.	10,000	191,600
Market Vectors Brazil Small-Cap ETF	6,800	408,476

		1,341,692

Pacific/Asia Large Cap Stocks—2.7%
Hitachi Ltd. ADR*	3,800	171,418
Westpac Banking Corporation ADR	3,500	390,285

		561,703

Pacific/Asia Market Indexes—5.5%
iShares FTSE/Xinhua China 25 Index Fund	8,500	382,330
iShares MSCI—Singapore Index	28,000	382,200
iShares MSCI Thailand Investable Market Index	5,900	373,588

		1,138,118

Pacific/Asia Mid Cap Stocks—2.4%
Huaneng Power International, Inc. ADR	6,000	137,340
iShares MSCI—Australia Index	14,800	362,156

		499,496

Scandinavia Large Cap Stocks—3.0%
LM Ericsson Telephone Co. ADR	13,000	142,870
Novo Nordisk A/S ADR	1,800	188,640
Statoil ASA ADR	13,000	283,790

		615,300

United Kingdom Market Indexes—3.7%
iShares MSCI—United Kingdom Index	22,700	387,035
RevenueShares Financials Sector	13,000	372,580

		759,615

U.S. Large Cap Stocks—6.5%
Apple, Inc.*	1,200	361,044
AutoZone, Inc.*	700	166,341
Hewlett-Packard Company	8,000	336,480
Kyocera Corp. ADR*	2,000	199,460
RevenueShares Large Cap	13,800	304,014

		1,367,339

U.S. Market Indexes—6.6%
Direxion Daily Mid Cap Bull 3X Shares	3,300	125,829
Direxion Daily Semiconductor Bull 3X Shares	6,500	243,815
iShares Nasdaq Biotechnology	3,700	330,410
ProShares Ultra Dow 30	9,000	449,550
ProShares UltraPro Russell 2000 ETF*	2,000	229,700

		1,379,304

U.S. Micro Cap Stocks—2.1%
Houston American Energy Corp.	31,000	435,550

U.S. Mid Cap Stocks—6.3%
ABM Industries, Inc.	13,000	293,150
Pactiv Corp.*	5,000	165,900
ProShares UltraPro MidCap400	1,100	132,022
RevenueShares Mid Cap	15,000	402,000
SPDR Technology Select Sector	13,100	318,985

		1,312,057

U.S. REIT's—0.7%
Direxion Daily Real Estate Bull 3X Shares	2,800	151,340

U.S. Small Cap Stocks—5.3%
Direxion Daily Small Cap Bull 3X Shares	2,300	121,049
PICO Holdings, Inc.*	12,000	368,880
RevenueShares Small Cap	14,000	407,260
Vector Group Ltd.	8,400	157,080

		1,054,269

TOTAL INVESTMENTS—99.7% (cost $17,621,919)		20,695,972

OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		69,591

Net Assets—100.0%		$20,765,563

Cost for federal income tax purposes $17,621,919. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$3,350,755
Excess of tax cost over value	276,702

Net Appreciation	$3,074,053

*	Non-income producing security.

API VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2010

(Unaudited)

	Shares	Value
Emerging Markets Growth—4.1%
SPDR S&P Emerging Asia Pacific ETF	6,000	$516,420
SPDR S&P Emerging Markets ETF	7,000	507,360

		1,023,780

Emerging Markets Value—4.4%
Guggenheim BRIC ETF	24,000	1,095,840

Europe Large Cap Stocks—1.0%
Novartis AG ADR	4,500	260,775

International Large Cap Stocks—1.6%
Rio Tinto PLC ADR	3,200	208,384
Syngenta AG ADS	3,500	193,830

		402,214

Latin America Large Cap Stocks—7.5%
Banco Bradesco SA ADR	10,648	221,478
Companhia de Bebidas Das Americas ADR	3,400	473,416
Companhia Sideurgica Nacional ADR	15,000	253,200
Gerdau SA ADR	14,700	191,688
Itau Unibanco Banco Multiplo SA ADR	15,000	368,400
Petroleo Brasileiro ADR	4,000	136,480
Vale SA ADR	7,800	250,692

		1,895,354

Latin America Mid Cap Stocks—1.3%
Companhia Energetica de Minas Gerais ADR	9,075	161,898
Companhia Paranaense de Energia ADR	7,000	162,610

		324,508

Pacific/Asia Large Cap Stocks—0.8%
LG Display Co. Ltd. ADR*	12,000	206,520

United Kingdom Large Cap Stocks—0.9%
Willis Group Holdings PLC	7,500	238,500

U.S. Large Cap Stocks—30.5%
Abbott Laboratories	3,000	153,960
AGL Resources, Inc.	9,000	353,340
Amgen, Inc.*	7,000	400,330
Applied Materials, Inc.	23,500	290,460
Baker Hughes, Inc.	3,500	162,155
Boeing Company	4,500	317,880
Chevron Corp.	4,000	330,440
Chubb Corporation	6,500	377,130
Citigroup, Inc.*	44,000	183,480
eBay, Inc.*	8,000	238,480
Goldman Sachs Group, Inc.	2,000	321,900
Infosys Technologies Ltd. ADR	3,500	236,040
International Business Machines, Inc.	1,000	143,600
Intuit, Inc.*	6,500	312,000
Invesco Holding Co. Ltd.	19,000	437,000
Johnson & Johnson	4,000	254,680
JPMorgan Chase & Co.	5,500	206,965
Lowe's Companies, Inc.	8,700	185,571
National Oilwell Varco, Inc.	4,000	215,040
Noble Energy, Inc.	1,800	146,664
Omnicom Group, Inc.	4,000	175,840

Precision Castparts Corp.	2,000	273,160
Schlumberger Ltd.	4,000	279,560
Spectra Energy Corp.	5,900	140,243
Sysco Corp.	9,400	276,924
Travelers Companies, Inc.	4,000	220,800
United Technologies Corp.	4,500	336,465
Valero Energy Corp.	10,000	179,500
Walgreen Co.	7,500	254,100
Wal-Mart Stores, Inc.	4,500	243,765

		7,647,472

U.S. Micro Cap Stocks—10.8%
Calamos Asset Management, Inc.	38,000	455,620
Epoch Holding Corp.	30,000	399,900
Exar Corp.*	20,000	133,000
Foot Locker, Inc.	12,500	199,125
Hallmark Financial Services, Inc.*	17,000	151,980
Houston American Energy Corp.	26,500	372,325
Imation Corp.	13,000	126,620
Measurement Specialties, Inc.*	15,000	335,100
PolyOne Corp.*	30,000	387,600
Wintrust Financial Corporation	5,000	149,700

		2,710,970

U.S. Mid Cap Stocks—22.6%
Albemarle Corp.	5,000	250,650
Ball Corp.	5,300	341,108
Bunge Ltd.	2,300	138,161
Cabot Corp.	4,000	136,080
Dr. Pepper Snapple Group, Inc.	5,500	201,025
Eaton Vance Corp.	12,000	345,240
Fidelity National Financial, Inc.	16,000	214,240
FMC Corp.	2,000	146,200
Goodrich Corp.	3,000	246,210
Greif, Inc.	3,000	176,220
International Paper Co.	8,300	209,824
Kinetic Concepts, Inc.*	3,500	133,105
M & T Bank Corp.	2,059	153,910
Magellan Midstream Partners, L.P.	3,000	161,970
Packaging Corp. of America	6,500	158,795
Principal Financial Group, Inc.	6,000	161,040
Reinsurance Group of America, Inc.	4,500	225,315
Rockwell Collins, Inc.	4,000	242,040
R. R. Donnelley & Sons Company	9,000	166,050
Sigma-Aldrich Corp.	4,500	285,390
Silgan Holdings, Inc.	11,000	371,250
Teradata Corp.*	6,500	255,840
Vishay Intertechnology, Inc.*	31,000	350,300
Vishay Precision Group, Inc.*	17,000	289,000
Weyerhaeuser Co.	18,920	306,883

		5,665,846

U.S. Small Cap Stocks—14.0%
A. O. Smith Corp.	3,000	168,090
Arch Chemicals, Inc.	4,000	142,040
Astec Industries, Inc.*	4,000	117,880
Central Garden & Pet Co.*	23,000	238,050
Collective Brands, Inc.*	11,000	168,630
Cytec Industries, Inc.	7,000	346,640
EarthLink, Inc.	22,000	197,780
Fair Isacc Corp.	17,000	408,680
Gardner Denver, Inc.	4,000	231,280

Graco, Inc.	10,500	361,305
National Financial Partners Corp.*	15,500	213,900
National Presto Industries, Inc.	1,400	156,702
OM Group, Inc.*	6,000	199,620
Par Pharmaceutical Companies, Inc.*	12,000	390,120
ProAssurance Corp.*	3,000	172,470

		3,513,187

TOTAL INVESTMENTS—99.5% (cost $18,846,112)		24,984,966

OTHER ASSETS IN EXCESS OF LIABILITIES—0.5%		126,424

Net Assets—100.0%		$25,111,390

Cost for federal income tax purposes $18,846,112. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$6,425,705
Excess of tax cost over value	286,851

Net Appreciation	$6,138,854

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2010

(Unaudited)

	Shares	Value
Growth Funds—33.4%
API Efficient Frontier Growth Fund*	893,932	$8,099,025

Income Funds—33.1%
API Efficient Frontier Capital Income Fund	225,253	8,005,487

Value Funds—33.0%
API Efficient Frontier Value Fund	668,096	8,003,788

TOTAL INVESTMENTS—99.5% (cost $18,286,100)		24,108,300

OTHER ASSETS IN EXCESS OF LIABILITIES—0.5%		109,478

Net Assets—100.0%		$24,217,778

Cost for federal income tax purposes $18,286,100. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$5,822,200
Excess of tax cost over value	0

Net Appreciation	$5,822,200

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2010, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$252,770	$—	$—	$252,770
Common Stocks	19,454,402	—	—	19,454,402
Exchange Traded Funds	1,310,506	—	—	1,310,506
Limited Partnerships	215,215	—	—	215,215
Real Estate Investment Trusts	870,400	—	—	870,400

Total	$22,103,293	$—	$—	$22,103,293

Growth Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$34,332,868	$—	$—	$34,332,868
Exchange Traded Funds	3,355,470	—	—	3,355,470
Real Estate Investment Trusts	201,502	—	—	201,502

Total	$37,889,840	$—	$—	$37,889,840

Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$42,247,144	$—	$—	$42,247,144
CommonStocks	4,427,635	—	—	4,427,635
Corporate Bonds	—	2,584,500	—	2,584,500
Exchange Traded Funds	15,665,306	—	—	15,665,306
Limited Partnerships	1,818,600	—	—	1,818,600
Municipal Bonds	—	168,820	—	168,820
Real Estate Investment Trusts	11,331,850	—	—	11,331,850

Total	$75,490,535	$2,753,320	$—	$78,243,855

Multiple Index Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
CommonStocks	$5,713,414	$—	$—	$5,713,414
Exchange Traded Funds	14,982,558	—	—	14,982,558

Total	$20,695,972	$—	$—	$20,695,972

Value Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$22,540,766	$—	$—	$22,540,766
Exchange Traded Funds	2,119,620	—	—	2,119,620
Limited Partnerships	161,970	—	—	161,970
Preferred Stocks	162,610	—	—	162,610

Total	$24,984,966	$—	$—	$24,984,966

Master Allocation Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$24,108,300	$—	$—	$24,108,300

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: December 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: December 7, 2010

By:	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer

Date: December 7, 2010